SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2012	Jul. 31, 2014	Dec. 31, 2011
Revenue Recognition
Deferred collaboration revenue		$ 209,635	$ 50,714	$ 0	$ 25,714
Grant Revenue
Deferred grant revenue		261,078		236,088	0
Grant revenue from small business innovation research contract	999,967
Stock-Based Compensation
Stock-based compensation expense		166,391	131,294	659,435	367,062
Unrecognized stock-based compensation		1,004,959
Unrecognized stock-based compensation, period for recognition		2 years 6 months 18 days
Options issued during period				450,000
Number of shares underlying options and warrants that were anti-dilutive		25,500,000	4,800,000	27,500,000	900,000
Series A Preferred Stock [Member]
Stock-Based Compensation
Warrants to purchase shares of the common stock issued						41,659
Common Stock [Member]
Stock-Based Compensation
Warrants to purchase shares of the common stock issued							66,574	23,549,510
NCI grant [Member]
Grant Revenue
Deferred grant revenue		$ 65,087			$ 48,312